Document and Entity Information	Oct. 05, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 05, 2023
Entity Registrant Name	MOBIV ACQUISITION CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41464
Entity Tax Identification Number	87-4345206
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001931691
Units, each consisting of one share of Class A common stock and one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.000001 per share, and one warrant to acquire one share of Class A common
Trading Symbol	MOBVU
Security Exchange Name	NASDAQ
Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock included as part of the Units
Trading Symbol	MOBV
Security Exchange Name	NASDAQ
Warrants included as part of the Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the Units
Trading Symbol	MOBVW
Security Exchange Name	NASDAQ